Basis of Presentation and Summary of Significant Accounting Policies - Schedule Of Useful Lives For Finite Lived Intangible Assets (Details)	12 Months Ended
Sep. 27, 2013
Minimum | Completed technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years
Minimum | Other
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum | Completed technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	20 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	30 years
Maximum | Other
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	40 years